PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
VY
®
Baron Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.8%
Consumer Discretionary : 20.7%
39,392
(1)
Bright Horizons Family
Solutions, Inc.
$ 3,235,265
1.5
86,568  Choice Hotels
International, Inc.
8,959,788
4.1
1,226,106
(1)
Figs, Inc. - Class A
18,109,586
8.2
118,026  Red Rock Resorts, Inc.
- Class A
6,297,867
2.8
71,043
Vail Resorts, Inc.
9,116,238
4.1
45,718,744
20.7
Financials : 29.5%
128,450
(1)
Arch Capital Group
Ltd.
12,329,915
5.6
28,313  FactSet Research
Systems, Inc.
6,143,638
2.8
23,079
Houlihan Lokey, Inc.
3,314,606
1.5
32,377  Kinsale Capital Group,
Inc.
11,061,926
5.0
19,277
Moelis & Co. - Class A
1,098,789
0.5
3,766
Morningstar, Inc.
636,642
0.3
38,367
MSCI, Inc.
20,680,197
9.3
39,498
Primerica, Inc.
9,893,459
4.5
65,159,172
29.5
Health Care : 14.3%
27,334
(1)
Billiontoone, Inc.
- Class A
2,157,746
1.0
97,079
Bio-Techne Corp.
5,073,348
2.3
69,300
(1)
HeartFlow, Inc.
1,686,069
0.8
22,030
(1)
IDEXX Laboratories,
Inc.
12,378,437
5.6
3,771
(1)
Mettler-Toledo
International, Inc.
4,755,985
2.1
9,904
(1)
VeraDermics, Inc.
625,438
0.3
19,736  West Pharmaceutical
Services, Inc.
4,946,631
2.2
31,623,654
14.3
Industrials : 11.9%
28,500
(1)
Casella Waste
Systems, Inc. - Class A
2,261,190
1.0
14,635
EnPro Industries, Inc.
3,668,263
1.7
30,027
Exponent, Inc.
1,959,262
0.9
88,324
(1)
Forgent Power
Solutions, Inc.
2,585,243
1.2
72,733
(1)
Karman Holdings, Inc.
5,822,277
2.6
46,184
(1)
Loar Holdings, Inc.
2,645,881
1.2
4,129,898
(2)(3)
Northvolt AB -
Restricted
—
0.0
28,681
(1)
SiteOne Landscape
Supply, Inc.
3,817,728
1.7
48,475
(1)
Transcat, Inc.
3,560,489
1.6
26,320,333
11.9
Information Technology : 18.7%
39,826
(1)
Agilysys, Inc.
2,833,221
1.3
16,754
Badger Meter, Inc.
2,552,472
1.2
62,511
(1)
Gartner, Inc.
9,897,992
4.5
89,394
(1)
Guidewire Software,
Inc.
13,369,767
6.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
82,066
(1)
Intapp, Inc.
$ 2,108,275
0.9
14,828
(1)
JFrog Ltd.
695,878
0.3
80,000
(1)
Mirion Technologies,
Inc.
1,487,200
0.7
97,000
(1)
nCino, Inc.
1,453,060
0.7
19,552
(1)
Novanta, Inc.
2,309,287
1.0
45,497
(1)
Procore Technologies,
Inc.
2,593,329
1.2
31,046
(1)
ServiceTitan, Inc.
- Class A
1,970,179
0.9
41,270,660
18.7
Real Estate : 4.7%
257,011
(1)
CoStar Group, Inc.
10,367,824
4.7
Total Common Stock
(Cost $88,453,064)
220,460,387
99.8
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.0%
Mutual Funds : 0.0%
8,449
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.550%
(Cost $8,449) $ 8,449 0.0
Total Short-Term
Investments
(Cost $8,449)
8,449
0.0
Total Investments in
Securities
(Cost $88,461,513) $ 220,468,836 99.8
Assets in Excess of
Other Liabilities 500,116 0.2
Net Assets $ 220,968,952 100.0
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2026, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(4)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
VY
®
Baron Growth Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary $ 45,718,744 $ — $ — $ 45,718,744
Financials 65,159,172 — — 65,159,172
Health Care 31,623,654 — — 31,623,654
Industrials 26,320,333 — — 26,320,333
Information Technology 41,270,660 — — 41,270,660
Real Estate 10,367,824 — — 10,367,824
Total Common Stock 220,460,387 — — 220,460,387
Short-Term Investments 8,449 — — 8,449
Total Investments, at fair value $ 220,468,836 $ — $ — $ 220,468,836
At March 31, 2026, VY
®
Baron Growth Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Northvolt AB - Restricted 9/21/2020 $ 651,737 $ —
$ 651,737 $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 141,127,810
Gross Unrealized Depreciation (9,120,487)
Net Unrealized Appreciation $ 132,007,323